UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES
Investment  Company  Act  file  number          811-3906
                                                --------

     PC&J  Performance  Fund
     -----------------------
     (Exact  name  of  registrant  as  specified  in  charter)

     120  West  Third  Street,  Suite  300,  Dayton,  Ohio  45402-1819
     -----------------------------------------------------------------
     (Address  of  principal  executive  offices)          (Zip  code)

     PC&J  Service  Corp.,  120  West  Third  Street,  Suite  300,  Dayton,  OH
     --------------------------------------------------------------------------
45402-1819
     -----
     (Name  and  address  of  agent  for  service)

Registrant's  telephone  number,  including  area  code:     937-223-0600
                                                             ------------

Date  of  fiscal  year  end:          12-31-
                                      ------

Date  of  reporting  period:     12-31-2003
                                 ----------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information
under  the  clearance  requirements  of  44  U.S.C.   3507.

ITEM  1.  REPORTS  TO  STOCKHOLDERS.

PC&J  PERFORMANCE  FUND
-----------------------

 ANNUAL  REVIEW

Unaudited

INTRODUCTION

The PC&J Performance Fund is a registered investment company under the Investment Company Act of 1940. The enclosed 2003 Annual Report is for your information and is provided to you in compliance with ongoing Securities and Exchange Commission regulations.

MANAGEMENT  REVIEW  AND  ANALYSIS

Last year, stocks posted their first positive year since 1999. It was a year in which those investors taking the highest risks garnered the highest returns. The NASDAQ composite, representing technology stocks, returned over 50% for the year. The small-cap stocks did better than the mid-sized stocks, which did better than the large capitalization stocks. Growth stocks had higher returns than value stocks.

As 2003 began, we felt that the stock market was undervalued relative to interest rates. As long as the Federal Reserve did not lose its nerve in providing sufficient stimulus to enable the economy to recover, we felt that investors would eventually discount higher economic activity, and bid stock prices higher as well. That's exactly what happened as the S&P 500 rose by 28.5% for the year. The market gains occurred despite the uncertainties brought about by the continued war on terrorism, our second war with Iraq, continued corporate scandals, and the weakest U.S. labor market since 1991.


AVERAGE  ANNUAL  TOTAL  RETURNS

                    1 Year     5 Years   10 Years
Performance Fund    23.00%     4.57%      7.68%

S&P 500 Index       28.54%     -0.61%     11.04%

The Performance Fund ended the year with a 23% return. While our return in 2003 was strong on an absolute basis, we stayed on the conservative side of the investment landscape, which held back some of the gain. One area that we underestimated was the resurgence of technology stocks. As the U.S. came closer to hostilities in Iraq, we maintained an under-weighted position in technology in our portfolio. As it became clear that the U.S. would be successful in its military efforts, we moved to an over-weighted position, which we maintained until mid-July. As stock prices began to hit our valuation targets, especially in the technology sector, we took profits and reduced our technology weighting.

Frankly, the technology sector continued to lead the market higher as stock prices moved beyond where we thought they were fairly valued. We reinvested the proceeds from our technology sales into more value oriented, higher dividend-paying stocks, some of which did not keep up with the S&P 500's advance in the second half of the year.

As we look back on 2003, portfolio moves that went well for us included under-weighting the Consumer Staples and Energy sectors, since they materially under-performed the market. Some of the newer stocks in our portfolio that added to performance included Ingersoll Rand (industrial machinery), Cendant Corp. (consumer services), and Nextel Communications (wireless communications). We continue to hold these stocks in our portfolio at this time.

Although we would agree with the current consensus of investment professionals that returns in 2004 could be in the 13% to 15% range, there is no assurance that such returns can be achieved. We do not believe that this is the time to shed the conservative mantel.


GROWTH  OF  $10,000  INVESTMENT

      PERFORMANCE  S&P 500
        GROWTH     GROWTH
1993       10,000   10,000
1994       10,080   10,130
1995       12,372   13,929
1996       14,822   17,130
1997       20,096   22,851
1998       26,480   29,386
1999       30,989   35,557
2000       27,023   32,322
2001       22,229   28,475
2002       17,043   22,177
2003       20,963   28,506

TOTAL RETURNS AND THE GROWTH OF A $10,000 INVESTMENT ARE BASED ON PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE PERFORMANCE. THE VALUE OF YOUR SHARES WILL FLUCTUATE AND WILL BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST AT THE TIME OF REDEMPTION. THE RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

PC&J  PERFORMANCE  FUND
-----------------------
SCHEDULE  OF  INVESTMENTS
DECEMBER  31,  2003

                                            PERCENT
SECURITY                                 OF NET ASSETS   NUMBER OF SHARES   MARKET VALUE
---------------------------------------  --------------  -----------------  ------------

COMMON STOCKS AND EXCHANGE
   TRADED FUNDS

Consumer discretionary:                      11.0%
 Comcast Corp. Cl. A (1)                                      49,000   $       1,610,630
 Newell Rubbermaid Inc.                                       21,000             478,170
 Omnicom Group Inc.                                            5,000             436,650
 Time Warner Inc. (1)                                         90,200           1,622,698

                                                                              4,148,148


Consumer staple:                              8.8
 Anheuser Busch Co. Inc.                                       8,000             421,440
 Heinz H J Co.                                                 5,000             182,150
 iShares Tr. DJ Consumer Non-Cycl. (2)                        26,000           1,255,800
 Pepsico Inc.                                                 13,000             606,060
 Wal Mart Stores Inc.                                         16,000             848,800

                                                                              3,314,250


Energy:                                       4.6
 Anadarko Petroleum Corp.                                     18,000             918,180
 Exxon Mobil Corp.                                            20,346             834,186

                                                                              1,752,366


Financial services:                          18.8
 American Express Co.                                         13,600             655,928
 American International Group Inc.                             9,534             631,913
 Citigroup Inc.                                               19,000             922,260
 E Trade Group Inc. (1)                                      107,300           1,357,345
 iShares Tr. DJ US Financial Sector (2)                        9,000             792,360
 J P Morgan & Co. Inc.                                        32,000           1,175,360
 National Commerce Financial                                  14,000             381,920
 Wells Fargo & Co.                                            20,000           1,177,800

                                                                              7,094,886


Healthcare:                                  14.7
 Gilead Sciences Inc. (1)                                      6,000             348,840
 iShares Tr. DJ US Health Care (2)                            24,400           1,390,312
 iShares Tr. Nasdaq Bio. Index (1) (2)                         3,500             251,825
 Johnson & Johnson                                             5,000             258,300
 Medtronic Inc.                                               15,000             729,150
 Pfizer Inc.                                                  17,000             600,610
 Schering Plough Corp.                                        41,000             712,990
 UnitedHealth Group Inc.                                      22,000           1,279,960

                                                                              5,571,987

See  notes  to  financial  statements.

PC&J  PERFORMANCE  FUND
-----------------------
SCHEDULE  OF  INVESTMENTS  (Continued)
DECEMBER  31,  2003


                                             PERCENT
SECURITY                                  OF NET ASSETS   NUMBER OF SHARES   MARKET VALUE
----------------------------------------  --------------  -----------------  ------------

Industrials:                                 13.7%
 Cendant Corp. (1)                                            46,000   $       1,024,420
 General Electric Co.                                         28,000             867,440
 Honeywell International                                      32,000           1,069,760
 Ingersoll-Rand Co. Cl. A                                      7,000             475,160
 L-3 Communications Hldgs. Inc. (1)                            8,000             410,880
 Raytheon Company                                             22,000             660,880
 United Technologies Corp.                                     7,000             663,390

                                                                              5,171,930

Materials:                                    2.7
 Dow Chemical Co.                                             16,000             665,120
 Sector SPDR Materials Select (2)                             13,000             346,970

                                                                              1,012,090

Technology:                                  17.1
 Auto Data Processing                                         24,000             950,640
 Broadcom Corp. (1)                                            8,000             272,720
 Cisco Systems Inc. (1)                                       25,000             607,250
 Hewlett Packard Co.                                          22,000             505,340
 Intel Corp.                                                  14,000             450,800
 iShares Tr. Goldman Sachs Tech. (1) (2)                      12,000             550,200
 Microsoft Corp.                                              46,000           1,266,840
 Nasdaq 100 Tr. Series 1 (2)                                  11,000             401,060
 Sector SPDR Tech. Select (2)                                 19,000             387,220
 Semiconductor Hldrs. Tr. (1) (2)                              9,000             372,600
 Software Hldrs. Tr. (2)                                      18,700             711,161

                                                                              6,475,831

Telecommunications:                           4.5
 AT&T Wireless Svcs. Inc. (1)                                 42,000             335,580
 Nextel Communications Cl. A (1)                              49,000           1,374,940

                                                                              1,710,520

TOTAL COMMON STOCKS AND
   EXCHANGE TRADED FUNDS
 (Cost $28,563,953)                          95.9                             36,252,008

See  notes  to  financial  statements.

PC&J  PERFORMANCE  FUND
-----------------------
SCHEDULE  OF  INVESTMENTS  (Concluded)
DECEMBER  31,  2003

                                           PERCENT
SECURITY                                OF NET ASSETS   PRINCIPAL AMOUNT   MARKET VALUE
-------------------------------------  ---------------  -----------------  ------------

SHORT-TERM OBLIGATIONS                      1.7%
 First American Treasury Obligations                 $       32,224   $          32,224
 Federated Prime Obligations                                600,000             600,000

TOTAL SHORT-TERM OBLIGATIONS
 (Cost $632,224)                                                               632,224

TOTAL INVESTMENTS
 (Cost $29,196,177) (3)                   97.6%                       $      36,884,232

(1)   Non-income  producing  security.
(2) Exchange Traded Funds, or baskets of stocks giving exposure to certain market segments.
(3) Represents cost for federal income tax and book purposes and differs from market value by net unrealized appreciation. (See Note D)

See  notes  to  financial  statements.

PC&J  PERFORMANCE  FUND
-----------------------
STATEMENT  OF  ASSETS  AND  LIABILITIES
DECEMBER  31,  2003

ASSETS:
Investments in securities, at market value
 (Cost basis - $29,196,177) (Notes A & D)                          $36,884,232

Receivables:
 Dividends and interest                                                 34,369
 Fund shares sold                                                        7,263
 Securities sold                                                     1,872,826
             Total receivables                                       1,914,458

Total assets                                                        38,798,690

LIABILITIES:

Payables:
 Accrued expenses (Note B)                                             (47,341)
 Securities purchased                                                 (958,475)
             Total payables                                         (1,005,816)

NET ASSETS                                                         $37,792,874

SHARES OUTSTANDING (Unlimited authorized shares - no par value):
 Beginning of year                                                   1,723,290
 Net decrease (Note C)                                                (181,577)
 End of year                                                         1,541,713

NET ASSET VALUE, offering price and redemption price per share     $     24.51

NET ASSETS CONSIST OF:
 Paid in capital                                                   $30,237,515
 Net unrealized appreciation on investments                          7,688,055
 Undistributed net investment income                                       435
 Accumulated net realized loss on investments                         (133,131)

 Net Assets                                                        $37,792,874

See  notes  to  financial  statements.

PC&J  PERFORMANCE  FUND
-----------------------
STATEMENT  OF  OPERATIONS
FOR  THE  YEAR  ENDED  DECEMBER  31,  2003

INVESTMENT INCOME (Note A):
 Dividends                                                    $  550,482
 Interest                                                         19,843
Total investment income                                          570,325

EXPENSES (Note B):
 Investment advisory fee                                         350,896
 Management fee                                                  175,476
Total expenses                                                   526,372

NET INVESTMENT INCOME                                             43,953

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Note D):
 Net realized gain on investments                                402,938
 Change in unrealized appreciation of investments              6,950,838

NET REALIZED AND UNREALIZED GAIN (LOSS ) ON INVESTMENTS        7,353,776

NET INCREASE IN NET ASSETS FROM OPERATIONS                    $7,397,729

See  notes  to  financial  statements.

PC&J  PERFORMANCE  FUND
-----------------------
STATEMENTS  OF  CHANGES  IN  NET  ASSETS
                                           For  The  Years  Ended  December  31,
                                                        2003            2002

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income (loss)                        $    43,953   $    (67,995)
 Net realized gain (loss) on investments                 402,938       (324,167)
 Change in unrealized appreciation/depreciation of
        investments                                    6,950,838    (10,409,231)
Net increase (decrease) in net assets from operations  7,397,729    (10,801,393)

DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income                              (43,518)             0
Net decrease in assets from distributions
       to shareholders                                   (43,518)             0

DECREASE IN NET ASSETS RESULTING FROM
CAPITAL SHARE TRANSACTIONS (Note C)                   (3,947,839)      (906,141)

Total increase (decrease) in net assets                3,406,372    (11,707,534)

NET ASSETS:
 Beginning of year                                    34,386,502     46,094,036
 End of year                                         $37,792,874   $ 34,386,502

UNDISTRIBUTED NET INVESTMENT INCOME                  $       435   $          0

See  notes  to  financial  statements.

PC&J  PERFORMANCE  FUND
-----------------------
NOTES  TO  FINANCIAL  STATEMENTS

A.  SUMMARY  OF  SIGNIFICANT  ACCOUNTING  POLICIES
PC&J Performance Fund (the "Fund") commenced operations on December 23, 1983, as a no-load, open-end, diversified investment company. It is organized as an Ohio business trust and is registered under the Investment Company Act of 1940. The investment objective of the Fund is long-term growth of capital through investment in common stocks. Current income is of secondary importance. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (GAAP) requires management to make estimates or assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
(1) Security Valuations - Securities that are traded on any national exchange are generally valued at the last quoted sales price or, if unavailable, the last bid price. Securities that are traded on the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Securities may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. If the Adviser decides through the due diligence process that the last sale price, last bid price, or NASDAQ Official Closing Price does not accurately reflect current value and therefore market quotations are not readily available, the security is valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees.
(2) Federal Income Taxes - The Fund has elected to be treated as a regulated investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code and to distribute all, or substantially all, of its net investment income and net realized gains on security transactions. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. The Fund has a capital loss carry forward  of  $133,131  which  can  be  carried  forward  through  2010.
(3) Other - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on sales are determined using the specific lot method. Dividends to shareholders from net investment income and net realized capital gains are declared and paid annually. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Net investment losses, for tax purposes, are reclassified to paid in capital.
B.  INVESTMENT  ADVISORY  AGREEMENT  AND  MANAGEMENT  AGREEMENT
     The  Fund  has  an  investment  advisory  agreement  with  Parker Carlson &
Johnson,  Inc.  (the  "Adviser"),  wherein  the  Fund pays the Adviser a monthly advisory fee, accrued daily, based on an annual rate of one percent of the daily net assets of the Fund. Investment advisory fees were $350,896 for the year ended December 31, 2003.
The Fund has a management agreement with PC&J Service Corp., (the "Service Corp."), which is wholly owned by the shareholders of the Adviser. The Fund pays Service Corp. for the overall management of the Fund's business affairs, exclusive of the services provided by the Adviser, and functions as the Fund's transfer and dividend disbursing agent. Service Corp. pays all expenses of the Fund (with certain exclusions) and is entitled to a monthly fee, accrued daily, based on an annual rate of one-half of one percent of the daily net assets of the Fund. Management fees were $175,476 for the year ended December 31, 2003. Certain officers and trustees of the Fund are officers and directors, or both, of the Adviser and of Service Corp.

PC&J  PERFORMANCE  FUND
-----------------------
NOTES  TO  FINANCIAL  STATEMENTS  -  (Concluded)

C.     CAPITAL  SHARE  TRANSACTIONS


                                      For the Years Ended December 31,
                                        2003                  2002
                                 Shares     Dollars       Shares     Dollars
                                 ---------  ------------  ---------  ------------
  Subscriptions                   159,243   $ 3,419,000    107,372   $ 2,497,168
  Reinvestment of distributions     1,776        43,519          0             0

                                  161,019     3,462,519    107,372     2,497,168
  Redemptions                    (342,596)   (7,410,358)  (155,584)   (3,403,309)

  Net decrease                   (181,577)  $(3,947,839)   (48,212)  $  (906,141)

D.  INVESTMENT  TRANSACTIONS
Securities purchased and sold (excluding short-term obligations and long-term U.S. Government securities) for the year ended December 31, 2003 aggregated $44,380,760 and $48,261,389, respectively.
At December 31, 2003, gross unrealized appreciation on investments was $7,715,852 and gross unrealized depreciation on investments was $27,797 for a net unrealized appreciation of $7,688,055 for federal income tax purposes.

E.  FEDERAL  TAX  DISCLOSURE
                                    Tax Character of Distributions Paid

        For the Year Ended December 31, 2003                   For the Year Ended December 31, 2002
        ------------------------------------                   ------------------------------------

Ordinary Income   Capital Gains   Total Distribution   Ordinary Income   Capital Gains   Total Distribution
----------------  --------------  -------------------  ----------------  --------------  -------------------
$      43,518      $            0  $            43,518  $              0  $            0  $                0

                          Tax Basis of Distributable Earnings
                                As of December 31, 2003

Undistributed Ordinary Income   Undistributed Capital Gains   Unrealized Appreciation
------------------------------  ----------------------------  ------------------------

$                        435     $                          0  $             7,688,055

The percentage of fund dividends that are eligible for the reduced rate attributed to qualified dividend income under the Jobs and Growth Tax Relief & Reconciliation Act of 2003 is 100%.

PC&J  PERFORMANCE  FUND
-----------------------
FINANCIAL  HIGHLIGHTS

Selected Data for Each Share of Capital           For The Years Ended December 31,
Stock Outstanding Throughout the Year     2003      2002       2001       2000       1999
                                        --------  ---------  ---------  ---------  --------
NET ASSET VALUE-BEGINNING OF YEAR       $ 19.95   $  26.02   $  31.63   $  39.41   $ 34.23
Income from investment operations:
   Net investment income (loss)            0.03      (0.07)     (0.11)     (0.16)    (0.18)
   Net realized and unrealized
      gain (loss) on securities            4.56      (6.00)     (5.50)     (4.86)     6.01
TOTAL FROM INVESTMENT OPERATIONS           4.59      (6.07)     (5.61)     (5.02)     5.83

Less distributions:
   From net investment income             (0.03)     (0.00)     (0.00)     (0.00)    (0.00)
   From net realized gain
     on investments                       (0.00)     (0.00)     (0.00)     (2.76)    (0.65)
TOTAL DISTRIBUTIONS                       (0.03)     (0.00)     (0.00)     (2.76)    (0.65)

NET ASSET VALUE-END OF YEAR             $ 24.51   $  19.95   $  26.02   $  31.63   $ 39.41

TOTAL RETURN                              23.00%   (23.33%)   (17.74%)   (12.80%)    17.03%

RATIOS TO AVERAGE NET ASSETS
   Expenses                                1.50%      1.50%      1.50%      1.50%     1.50%
   Net investment income (loss)            0.13%    (0.17%)    (0.38%)    (0.44%)   (0.52%)

Portfolio turnover rate                  134.24%     79.86%     57.58%     35.40%    23.72%

Net assets at end of year (000's)       $37,793   $ 34,387   $ 46,094   $ 56,084   $63,003

See  notes  to  financial  statements.

INDEPENDENT  AUDITORS'  REPORT
To  the  Shareholders  and  Board  of  Trustees
PC&J  Performance  Fund

We have audited the accompanying statement of assets and liabilities of PC&J Performance Fund (the "Fund"), including the schedule of investments, as of December 31, 2003, and the related statements of operations for the year then ended and of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PC&J Performance Fund as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE  &  TOUCHE  LLP
Columbus,  Ohio
February  10,  2004

PC&J  PERFORMANCE  FUND
-----------------------
FUND  TRUSTEES  DISCLOSURE

The responsibility for management of the Fund is vested in its Board of Trustees, which, among other things, is empowered by the Fund's Declaration of Trust to elect officers of the Fund and contract with and provide for the compensation of agents, consultants and other professionals to assist and advise in such management.

The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.

                                                                          NUMBER OF PORTFOLIOS
                                   POSITION(S) IN         LENGTH OF        IN FUND COMPLEX**
NAME, AGE AND ADDRESS              FUND COMPLEX**        TIME SERVED      OVERSEEN  BY TRUSTEE
------------------------------  --------------------  ------------------  --------------------

Donald N. Lorenz
26 Misty Morning Drive
Hilton Head Island, S.C. 29926
Year of Birth: 1935             Trustee               Trustee since 1987                     2
------------------------------  --------------------  ------------------  --------------------

PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS              OTHER DIRECTORSHIPS HELD BY TRUSTEE
-----------------------------------------------------  -----------------------------------

Retired since December 1998; from December 1980 to
December 1998, Vice President-Finance and Treasurer,
Price Brothers Company (concrete pipe products)       None
-----------------------------------------------------  -----------------------------------

                                                            NUMBER OF PORTFOLIOS
                            POSITION(S) IN      LENGTH OF    IN FUND COMPLEX**
NAME, AGE AND ADDRESS       FUND COMPLEX**     TIME SERVED  OVERSEEN  BY TRUSTEE
-----------------------  --------------------  -----------  --------------------

Robert S. Neff
4466 Blairgowrie Circle
Kettering, Ohio  45429                        Trustee since
Year of Birth: 1931      Trustee                      2003                     2
-----------------------  --------------------  -----------  --------------------

PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS                 OTHER DIRECTORSHIPS HELD BY TRUSTEE
--------------------------------------------------------  -----------------------------------
Since June 2001, Consultant to Neff Packaging Solutions
Inc.; from June 1980 to June 2001, Chairman and CEO of
Neff Packaging Solutions Inc. (paper container
manufacturer)                                             None
--------------------------------------------------------  -----------------------------------

                                                          NUMBER OF PORTFOLIOS
                          POSITION(S) IN      LENGTH OF    IN FUND COMPLEX**
NAME, AGE AND ADDRESS     FUND COMPLEX**     TIME SERVED  OVERSEEN  BY TRUSTEE
---------------------  --------------------  -----------  --------------------

Laura B. Pannier
629 Woodbourne Trail
Dayton, Ohio 45459                         Trustee since
Year of Birth: 1954    Trustee                      2003                     2
---------------------  --------------------  -----------  --------------------

PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS           OTHER DIRECTORSHIPS HELD BY TRUSTEE
--------------------------------------------------  -----------------------------------
Not presently employed; from May 1988 to May 1997,
partner with Deloitte & Touche LLP                 None
--------------------------------------------------  -----------------------------------

PC&J  PERFORMANCE  FUND
-----------------------
FUND  TRUSTEES  DISCLOSURE  (Concluded)

The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

                                                            NUMBER OF PORTFOLIOS
                         POSITION(S) HELD      LENGTH OF     IN FUND COMPLEX**
NAME, AGE AND ADDRESS       WITH TRUST        TIME SERVED   OVERSEEN  BY TRUSTEE
---------------------  --------------------  -------------  --------------------

Leslie O. Parker III*
300 Old Post Office
120 West Third Street  President             President and
Dayton, Ohio  45402    and                   Trustee since
Year of Birth: 1940    Trustee                        1985                     2
---------------------  --------------------  -------------  --------------------

PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS  OTHER DIRECTORSHIPS HELD BY TRUSTEE
-----------------------------------------  -----------------------------------
Chairman of Adviser since September 1982.  None
-----------------------------------------  -----------------------------------

                                                                NUMBER OF PORTFOLIOS
                             POSITION(S) HELD      LENGTH OF     IN FUND COMPLEX**
NAME, AGE AND ADDRESS           WITH TRUST        TIME SERVED   OVERSEEN  BY TRUSTEE
-------------------------  --------------------  -------------  --------------------

Kathleen A. Carlson, CFA*
300 Old Post Office
120 West Third Street                            Treasurer and
Dayton, Ohio 45402         Treasurer and         Trustee since
Year of Birth: 1955        Trustee                        1985                     2
-------------------------  --------------------  -------------  --------------------

PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS           OTHER DIRECTORSHIPS HELD BY TRUSTEE
--------------------------------------------------  -----------------------------------
President and Treasurer of Adviser since September
1982                                                None
--------------------------------------------------  -----------------------------------

                                                             NUMBER OF PORTFOLIOS
                          POSITION(S) HELD      LENGTH OF     IN FUND COMPLEX**
NAME, AGE AND ADDRESS        WITH TRUST        TIME SERVED   OVERSEEN  BY TRUSTEE
----------------------  --------------------  -------------  --------------------

James M. Johnson, CFA*
300 Old Post Office
120 West Third Street                         Secretary and
Dayton, Ohio 45402      Secretary and         Trustee since
Year of Birth: 1952     Trustee                        1985                     2
----------------------  --------------------  -------------  --------------------

PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS   OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------  -----------------------------------
Secretary of Adviser since September 1982.  None
------------------------------------------  -----------------------------------

* Mr. Parker, Ms. Carlson and Mr. Johnson are "interested persons" of the Fund because they are officers of the Fund and officers and shareholders of the Adviser, and own in the aggregate a controlling interest in the Adviser and PC&J Service Corp., the Fund's transfer agent.
**As of December 31, 2003, the term "Fund Complex" refers to the PC&J Performance Fund and the PC&J Preservation Fund.

The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request, by calling toll free at (888) 223-0600.

ITEM  2.  CODE  OF  ETHICS.
(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)     Accountability  for  adherence  to  the  code.

(c) Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

ITEM  3.  AUDIT  COMMITTEE  FINANCIAL  EXPERT.

(a) The registrant's board of trustees has determined that Laura B. Pannier is an audit committee financial expert. Ms. Pannier is independent for purposes of this Item 3.

ITEM  4.  PRINCIPAL  ACCOUNTANT  FEES  AND  SERVICES.

(a)     AUDIT  FEES
        -----------
     FY  2002          $  12,800
     FY  2003          $  13,250

(b)     AUDIT-RELATED  FEES
        -------------------
                    Registrant                    Parker  Carlson  &  Johnson
                    ----------                    ---------------------------
     FY  2002          $  None                         $  None
     FY  2003          $  None                         $  None
     Nature  of  the  fees:     N/A

(c)     TAX  FEES
        ---------
                    Registrant                    Parker  Carlson  &  Johnson
                    ----------                    ---------------------------
     FY  2002          $  1,500                         $  None
     FY  2003          $  1,500                         $  None
     Nature  of  the  fees:     Federal  and  Excise  Tax  Returns

(d)     ALL  OTHER  FEES
        ----------------
                    Registrant                    Parker  Carlson  &  Johnson
                    ----------                    ---------------------------
     FY  2002          $  250                         $  None
     FY  2003          $  250                         $  None
     Nature  of  the  fees:     NSAR  -  Internal  Control  Letter
                                N1A  -  Review

(e)     (1)     AUDIT  COMMITTEE'S  PRE-APPROVAL  POLICIES
                ------------------------------------------
     The Audit Committee shall pre-approve all audit services and, when appropriate, any non-audit services provided by the independent auditors to the Trust, and pre-approve, when appropriate, any non-audit services provided by the independent auditors to the Trust's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser and that provides ongoing services to the Trust if the engagement relates directly to the operations and financial reporting of the Trust.

     The  Committee  shall  have  the  following  duties  and  powers:
          to review the fees charged by the auditors for audit and non-audit services;
          to consider the controls applied by the auditors and any measures taken by management in an effort to assure that all items requiring pre-approval by the Committee are identified and referred to the Committee in a timely fashion; and
          to consider whether the non-audit services provided by the Trust's auditor to the Trust's investment adviser or any adviser affiliate that provides ongoing services to the Trust, which services were not pre-approved by the Committee, are compatible with maintaining the auditors' independence.

(2)     PERCENTAGES  OF  SERVICES  APPROVED  BY  THE  AUDIT  COMMITTEE
        --------------------------------------------------------------
                         Registrant               Parker  Carlson  &  Johnson
                         ----------               ---------------------------

     Audit-Related  Fees:     None                    None
Tax  Fees:                  100  %                    None
All  Other  Fees:           100  %                    None

(f) During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

                    Registrant                    Parker  Carlson  &  Johnson
                    ----------                    ---------------------------
     FY  2002          $  1,750                    $  None
     FY  2003          $  1,750                    $  None

(h) The principal accountant does not provide services to the Registrant's Investment Adviser.

ITEM  5.  AUDIT  COMMITTEE  OF  LISTED  COMPANIES.  Not  applicable.

ITEM  6.  RESERVED.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END FUNDS. Not applicable.

ITEM  8.  PURCHASES  OF  EQUITY SECURITIES BY CLOSED-END FUNDS.  Not applicable.

ITEM  9.  SUBMISSION  OF MATTERS TO A VOTE OF SECURITY HOLDERS.   Not applicable
to  Annual  Reports  for  the  period  ended  December  31,  2003.

ITEM  10.  CONTROLS  AND  PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of December 31, 2003, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM  11.  EXHIBITS.
                                   SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

          PC&J  Performance  Fund
          -----------------------
By
/s/______________________________
    Kathleen  Carlson,  Treasurer

Date          February  18,  2004
              -------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
/s/__________________________________
  Leslie  O.  Parker  III,  President

Date          February  18,  2004
              -------------------

By
/s/______________________________
    Kathleen  Carlson,  Treasurer

Date          February  18,  2004
              -------------------

                                                                  EX-99.CODE ETH

                              THE PC&J MUTUAL FUNDS

                   CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND
                            SENIOR FINANCIAL OFFICERS

I.     COVERED  OFFICERS/PURPOSE  OF  THE  CODE
     This code of ethics (this "Code") for The PC&J Mutual Funds (the "Company") applies to the Company's Principal Executive Officer, Principal Financial Officer, Compliance Officer and Director of Operations (the "Covered Officers" each of whom is set forth in Exhibit A) for the purpose of promoting:

- honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
- full, fair, accurate, timely and understandable disclosure in reports and documents that the Company files with, or submits to, the Securities and Exchange Commission ("SEC") and in other public communications made by the Company;
-     compliance  with  applicable  laws and governmental rules and regulations;
- the prompt internal reporting of violations of this Code to an appropriate person or persons identified in this Code; and
-     accountability  for  adherence  to  this  Code.

     Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest.

II. COVERED OFFICERS SHOULD HANDLE ETHICALLY ACTUAL AND APPARENT CONFLICTS OF INTEREST
     OVERVIEW. A "conflict of interest" occurs when a Covered Officer's private interests interfere with the interests of, or the Covered Officer's service to, the Company. For example, a conflict of interest would arise if a Covered Officer, or a member of the Covered Officer's family, receives improper personal benefits as a result of the Covered Officer's position with the Company.

Certain  conflicts  of  interest  arise out of the relationships between Covered
Officers and the Company and already are subject to conflict of interest provisions in the Investment Company Act of 1940 ("Investment Company Act") and the Investment Advisers Act of 1940 ("Investment Advisers Act"). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Company because of their status as "affiliated persons" of the Company. This Code does not, and is not intended to, repeat or replace any compliance programs and procedures of the Company or the investment adviser designed to prevent, or identify and correct, violations of the Investment Company Act and the Investment Advisers Act.

Although typically not presenting an opportunity for improper personal benefit, conflicts arise from, or as a result of, the contractual relationship between the Company and the investment adviser or the administrator of which a Covered Officer is also an officer or employee. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties, whether formally for the Company and/or for the adviser or the administrator, be involved in establishing policies and implementing decisions that will have different effects on the adviser or the administrator and the Company. The participation of the Covered Officers in such activities is inherent in the contractual relationship between the Company and the adviser or the administrator and is consistent with the performance by the Covered Officers of their duties as officers of the Company. Thus, if performed in conformity with the provisions of the Investment Company Act and the Investment Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by the Company's Board of Trustees ("Board") that the Covered Officers may also be officers or employees of one or more investment companies covered by other codes.

Other conflicts of interest are covered by this Code, even if such conflicts of interest are not subject to provisions in the Investment Company Act and the Investment Advisers Act. The following list provides examples of conflicts of interest under this Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Company.

     Each  Covered  Officer  must:
- not use personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Company whereby the Covered Officer would benefit personally to the detriment of the Company;
- not cause the Company to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Company;
- not use material non-public knowledge of portfolio transactions made or contemplated for the Company to trade personally or cause others to trade personally in contemplation of the market effect of such transactions;
- report at least annually any affiliations or other relationships related to conflicts of interest that the Company's Trustees and Officers Questionnaire covers.

     There are some conflict of interest situations that should always be discussed with the compliance officer of the Company appointed by the Board (the "Compliance Officer"), if material. Examples of these include:

-     service  as  a  director  on  the  board  of  any  public  company;
-     the  receipt  of  any  non-nominal  gifts;
- the receipt of any entertainment from any company with which the Company has current or prospective business dealings unless such entertainment is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any questions of impropriety;
- any ownership interest in, or any consulting or employment relationship with, any of the Company's service providers, other than its investment adviser, principal underwriter, administrator or any affiliated person thereof; and
- a direct or indirect financial interest in commissions, transaction charges or spreads paid by the Company for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership.

III.     DISCLOSURE  AND  COMPLIANCE
- Each Covered Officer should familiarize himself with the disclosure requirements generally applicable to the Company.
- Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Company to others, whether within or outside the Company, including to the Company's directors and auditors, and to governmental regulators and self-regulatory organizations.
- Each Covered Officer should, to the extent appropriate within the Covered Officer's area of responsibility, consult with other officers and employees of the Company and of the adviser or the administrator with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents the Company files with, or submits to, the SEC and in other public communications made by the Company.
- It is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.

IV.     REPORTING  AND  ACCOUNTABILITY
     Each  Covered  Officer  must:

- upon adoption of this Code (or thereafter as applicable, upon becoming a Covered Officer), affirm in writing to the Board , in substantially the form set forth on Exhibit B, that the Covered Officer has received, read, and understands
         ----------
this  Code;
- annually thereafter affirm to the Board, in substantially the form set forth on Exhibit C, that the Covered Officer has complied with the requirements
          ----------
of  this  Code;
- not retaliate against any other Covered Officer or any employee of the Company or their affiliated persons for reports of potential violations that are made in good faith; and
- notify the Compliance Officer for the Company promptly if the Covered Officer knows of any violation of this Code. Failure to do so is itself a violation of this Code.
The Compliance Officer for the Company is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. However, any approvals or waivers sought by a Covered Officer will be considered by the Audit Committee (the "Committee"), which will make recommendations to the Board.

     The Company will follow these procedures in investigating and enforcing this Code:
- the Compliance Officer for the Company will take all appropriate action to investigate any potential violations reported to the Compliance Officer;
- the Compliance Officer will review with the outside legal counsel to the Company the findings and conclusions of such investigation;
- if, after such investigation and review, the Compliance Officer believes that no violation has occurred, the Compliance Officer is not required to take any further action;
- any matter that the Compliance Officer believes is a violation will be reported to the Committee;
- if the Committee concurs that a violation has occurred, it will inform and make a recommendation to the Board, which will consider appropriate action, which may include review of, and appropriate modifications to, applicable policies and procedures (including changes to this Code); notification of the violation to appropriate personnel of the investment adviser or the administrator or its board; or a recommendation to take disciplinary action against the Covered Officer, which may include, without limitation, dismissal;
-     the  Board  will  be responsible for granting waivers, as appropriate; and
- any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

V.     OTHER  POLICIES  AND  PROCEDURES
     This Code shall be the sole code of ethics adopted by the Company for purposes of Section 406 of the Sarbanes-Oxley Act and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Company, the Company's adviser, principal underwriter, the administrator or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code. The Company's and its investment adviser's and principal underwriter's codes of ethics under Rule 17j-1 under the Investment Company Act are separate requirements applying to the Covered Officers and others, and are not part of this Code.

VI.     AMENDMENTS
     Any amendments to this Code, other than amendments to Exhibit A, must be approved or ratified by a majority vote of the Board, including a majority of independent trustees.

VII.     CONFIDENTIALITY
      To the extent possible, all records, reports and other information prepared, maintained or acquired pursuant to this Code will be treated as confidential, it being understood that it may be necessary or advisable, that certain matters be disclosed to third parties (e.g., to the board of directors or officers of the adviser or the administrator).

VIII.     INTERNAL  USE
     This Code is intended solely for the internal use by the Company and does not constitute an admission, by or on behalf of the Company, as to any fact, circumstance, or legal conclusion.

EXHIBIT  A
----------

                     PERSONS COVERED BY THIS CODE OF ETHICS

President
Treasurer
Compliance  Officer
Director  of  Operations

EXHIBIT  B
----------

                                PC&J MUTUAL FUNDS
                  COVERED OFFICERS AFFIRMATION OF UNDERSTANDING

In accordance with Section IV of the Code of Ethics for Principal Executive and Senior Financial Officers (the "Code"), the undersigned Covered Officers of the Company (as defined in the Code) hereby affirm to the Board that the Covered Officers have received, read, and understand the Code.

Date:  February  3,  2004
/s/_________________________________________
       President

Date:  February  3,  2004
/s/_________________________________________
      Treasurer  and  Compliance  Officer

Date:  February  3,  2004
/s/_________________________________________
       Director  of  Operations

EXHIBIT  C
----------

                                PC&J MUTUAL FUNDS
                       COVERED OFFICERS ANNUAL AFFIRMATION
              For the period December 31,____  to December 31, ____

In accordance with Section IV of the Code of Ethics for Principal Executive and Senior Financial Officers (the "Code"), the undersigned Covered Officers of the Company (as defined in the Code) hereby affirm to the Board that the Covered Officers, at all times during the period for which this affirmation is given, have complied with each of the requirements of the Code.

Date:  ___________________          _________________________________________
                                    President

Date:  ___________________          _________________________________________
                                    Treasurer  and  Compliance  Officer

Date:  ___________________          _________________________________________
                                    Director  of  Operations

Exhibit  99.CERT
                                 CERTIFICATIONS

I,  Leslie  O.  Parker  III,  certify  that:

1.     I  have  reviewed  this  report  on  Form N-CSR of PC&J Performance Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     a) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;
b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;
c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and
d) disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     a) all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and
b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date:     February  18,  2004
          -------------------
     /s/_______________________
        Leslie  O.  Parker  III
        President

I,  Kathleen  Carlson,  certify  that:

1.     I  have  reviewed  this  report  on  Form N-CSR of PC&J Performance Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     a) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;
b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;
c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and
d) disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     a) all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and
b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:     February  18,  2004
          -------------------

     /s/_____________________
        Kathleen  Carlson
        Treasurer

                                                                   EX-99.906CERT

                                  CERTIFICATION
     Leslie O. Parker III, Chief Executive Officer, and Kathleen Carlson, Chief Financial Officer of PC&J Performance Fund (the "Registrant"), each certify to the  best  of  his  or  her  knowledge  that:
1. The Registrant's periodic report on Form N-CSR for the period ended December 31, 2003 (the "Form N-CSR") fully complies with the requirements of
Sections  15(d)  of  the  Securities  Exchange  Act  of  1934,  as  amended; and
2. The information contained in the Form N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Registrant.
Chief  Executive  Officer                         Chief  Financial  Officer
PC&J  Performance  Fund  Trust                    PC&J  Performance  Fund  Trust

/s/_________________________________            /s/___________________________
     Leslie  O.  Parker  III                         Kathleen  Carlson
Date:     February  18,  2004                    Date:     February  18,  2004

A signed original of this written statement required by Section 906 of the Sarbanes-Oxley Act of 2002 has been provided to PC&J Performance Fund Trust and will be retained by PC&J Performance Fund Trust and furnished to the Securities and Exchange Commission (the "Commission") or its staff upon request.

This  certification  is  being furnished to the Commission solely pursuant to 18
U.S.C.   1350  and  is  not being filed as part of the Form N-CSR filed with the
Commission.